Public Offering	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Interprivate II Acquisition Crop [Member]
PUBLIC OFFERING
NOTE 3. PUBLIC OFFERING
There have been no changes to the public offering amounts previously disclosed in the December 31, 2021 financials. As of September 30, 2022, cash of $40,119 was held outside of the Trust Account and was available for working capital purposes.

NOTE 3. PUBLIC OFFERING
Pursuant to the Initial Public Offering, the Company sold 25,875,000 Units, which includes the full exercise by the underwriters of their over-allotment option in the amount of 3,375,000 Units, at a purchase price of $10.00 per Unit. Each Unit consists of one share of the Company’s Class A common stock and one-fifth
of one redeemable warrant (“Public Warrant”). Each Public Warrant entitles the holder to purchase one share of the Company’s Class A common stock at an exercise price of $11.50 per whole share (see Note 8).
Transaction costs amounted to $5,787,651, consisting of $5,175,000 of underwriting fees and $612,651 of other offering costs. As of December 31, 2021, cash of $120,785 was available for working capital purposes.